Lease Liabilities (Details) - Schedule of Lease liability - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liability [Abstract]
Balance begining	$ 395,880
Additions	1,677,918	$ 456,068
Interest accretion on lease liability	52,075	20,745
Payments	(338,171)	(80,933)
Balance ending	1,787,702	395,880
Current	602,557	105,304
Non-current	1,185,145	290,576
Total	$ 1,787,702	$ 395,880